UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY			10018
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

ITEM 1.         REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report  |  June 30, 2013

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

(DMO)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation.

What’s inside

Letter from the chairman	II

Investment commentary	IV

Fund at a glance	1

Spread duration	2

Effective duration	3

Schedule of investments	4

Statement of assets and liabilities	16

Statement of operations	17

Statements of changes in net assets	18

Statement of cash flows	19

Financial highlights	20

Notes to financial statements	21

Additional shareholder information	29

Dividend reinvestment plan	30

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Defined Opportunity Fund Inc. for the six-month reporting period ended June 30, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new Chairman, President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman, President and Chief Executive Officer of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Directors, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•  Fund prices and performance,

•  Market insights and commentaries from our portfolio managers, and

•  A host of educational resources.

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II	Western Asset Mortgage Defined Opportunity Fund Inc.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

Chairman, President and Chief Executive Officer

July 26, 2013

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Western Asset Mortgage Defined Opportunity Fund Inc.	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was an anemic 0.1% during the fourth quarter of 2012. This weakness was partially driven by moderating private inventory investment and federal government spending. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%. Accelerating growth was due, in part, to strengthening consumer spending, which rose 2.3% during the first quarter, versus a 1.7% increase during the previous quarter. The U.S. Department of Commerce’s initial reading for second quarter 2013 GDP growth, released after the reporting period ended, was 1.7%. This increase was partially driven by increases in non-residential fixed investment and exports, along with a smaller decline in federal government spending versus the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.9%. Unemployment then fell to 7.7% in February, 7.6% in March and 7.5% in April. It then edged up to 7.6% in May and was unchanged in June. In an encouraging sign, an average of almost 202,000 jobs were created per month during the first half of 2013. In contrast, the monthly average was roughly 183,000 in 2012. In addition, the percentage of longer-term unemployed has declined, as roughly 36.7% of the 11.8 million Americans looking for work in June 2013 have been out of work for more than six months, versus 38.1% in January 2013.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales dipped 1.2% on a seasonally adjusted basis in June 2013 versus the previous month and were 1.52% higher than in June 2012. In addition, the NAR reported that the median existing-home price for all housing types was $214,200 in June 2013, up 13.5% from June 2012. This marked the sixteenth consecutive month that home prices rose compared to the same period a year earlier. While the inventory of homes available for sale rose 1.9% in June 2013 to a 5.2 month supply at the current sales pace, it was 7.6% lower than in June 2012.

While manufacturing activity was weak in many international developed countries, it was generally positive in the U.S. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, the U.S. manufacturing sector expanded during the first four months of the reporting period. Manufacturing then experienced a setback, falling from 50.7 in April 2013 to 49.0 in May (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, manufacturing then moved back into expansion territory in June, as the PMI increased to 50.9. During June, 12 of the 18 industries within the PMI expanded, versus 10 expanding the prior month.

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IV	Western Asset Mortgage Defined Opportunity Fund Inc.

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “...as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “...the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This initially triggered a sharp sell-off in both the stock and bond markets. While the stock market subsequently rallied and reached a new record high on July 12, the bond market did not rebound as sharply. As a result, Treasury yields remained sharply higher than they were prior to Chairman Bernanke’s press conference. At its meeting that ended on July 31, 2013, after the reporting period ended, the Fed did not institute any policy changes and left its $85 billion a month asset purchase program intact.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2013?

A. Both short- and long-term Treasury yields moved sharply higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.25%. It fell as low as 0.20% in late April/early May 2013 and was as high as 0.43% on June 25, 2013, before ending the period at 0.36%. The yield on the ten-year Treasury began the period at 1.78%. Ten-year Treasuries reached a low of 1.66% in early May 2013 and peaked at 2.60% on June 25, 2013, before edging down to 2.52% at the end of the period.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors performed poorly during the reporting period. Spread sector demand was often solid during the first four months of the period as investors looked to generate incremental yield in the low interest rate environment. Even so, there were several periods of volatility given a number of macro issues, including the European sovereign debt crisis, mixed economic data and concerns related to the U.S. “fiscal cliff” and sequestration. The spread sectors then weakened over the last two months of the period amid sharply

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Western Asset Mortgage Defined Opportunity Fund Inc.	V

Investment commentary (cont’d)

rising interest rates given the Fed’s plan to begin tapering its asset purchase program sooner than previously anticipated. The majority of spread sectors generated negative absolute returns and performed largely in line with equal-durationv Treasuries during the reporting period as a whole. For the six months ended June 30, 2013, the Barclays U.S. Aggregate Indexvi fell 2.44%.

Q. How did the commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”) perform during the reporting period?

A. Both CMBS and RMBS performed poorly during the six months ended June 30, 2013. While demand was often solid and supported these securities at times, it was not enough to offset the negative impact of sharply rising interest rates in May and June 2013. Over the six months ended June 30, 2013, CMBS, as measured by the Barclays CMBS Indexvii, fell 1.44%. While RMBS, as measured by the Barclays U.S. Mortgage-Backed Securities Indexviii, fell 2.01% over the same period.

Performance review

For the six months ended June 30, 2013, Western Asset Mortgage Defined Opportunity Fund Inc. returned 8.73% based on its net asset value (“NAV”)ix and 4.01% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the BofA Merrill Lynch U.S. Floating Rate Home Equity Loan Asset Backed Securities Indexx, returned 3.94% for the same period. The Lipper U.S. Mortgage Closed-End Funds Category Averagexi returned 1.25% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $2.04 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2013. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2013 (unaudited)

Price Per Share	6-Month Total Return*
$23.95 (NAV)	8.73	%†
$23.12 (Market Price)	4.01	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

*  Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

†  Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡  Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

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VI	Western Asset Mortgage Defined Opportunity Fund Inc.

Looking for additional information?

The Fund is traded under the symbol “DMO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XDMOX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

Chairman, President and
Chief Executive Officer

August 1, 2013

RISKS: The Fund’s investments are subject to liquidity risk, credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s fixed-income holdings. The Fund may invest in lower-rated high-yield bonds which are subject to greater credit risk (risk of default) than higher-rated obligations. Mortgage-backed securities are subject to additional risks, including prepayment risk, which can limit the potential gains in a declining interest rate environment. The Fund may invest in securities backed by subprime or distressed mortgages which involve a higher degree of risk and chance of loss. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is not guaranteed by the U.S. government, the U.S. Treasury or any government agency.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

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Western Asset Mortgage Defined Opportunity Fund Inc.	VII

Investment commentary (cont’d)

i                     Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii                  The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii               The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv                The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

v                   Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi                The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii             The Barclays CMBS Index measures the performance of the commercial mortgage-backed securities market.

viii          The Barclays U.S. Mortgage-Backed Securities Index is an unmanaged index composed of agency mortgage-backed pass-through securities, both fixed-rate and hybrid adjustable rate mortgages, issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

ix                Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

x                   The BofA Merrill Lynch U.S. Floating Rate Home Equity Loan Asset Backed Securities Index tracks the performance of U.S. dollar-denominated investment grade floating-rate asset-backed securities collateralized by home equity loans publicly issued in the U.S. domestic market. Qualifying securities must have an investment grade rating, at least one year remaining to final stated maturity, a floating-rate coupon, and an original deal size for the collateral group of at least $250 million.

xi                Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 13 funds in the Fund’s Lipper category.

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VIII	Western Asset Mortgage Defined Opportunity Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†      The bar graph above represents the composition of the Fund’s investments as of June 30, 2013 and December 31, 2012. This bar graph does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	1

Spread duration (unaudited)

Economic Exposure — June 30, 2013

Total Spread Duration

DMO	— 4.82 years
Benchmark	— 4.26 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— BofA Merrill Lynch U.S. Floating Rate Home Equity Loan Asset-Backed Securities Index
DMO	— Western Asset Mortgage Defined Opportunity Fund Inc.
EM	— Emerging Markets
IG	— Investment Grade
MBS	— Mortgage-Backed Securities
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2	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Effective duration (unaudited)

Interest Rate Exposure — June 30, 2013

Total Effective Duration

DMO	— 3.59 years
Benchmark	— 0.05 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— BofA Merrill Lynch U.S. Floating Rate Home Equity Loan Asset-Backed Securities Index
DMO	— Western Asset Mortgage Defined Opportunity Fund Inc.
EM	— Emerging Markets
IG	— Investment Grade
MBS	— Mortgage-Backed Securities
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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2013

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Commercial Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.394%	4/25/20	$ 9,636,296	$ 596,265	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.827%	6/25/20	2,424,376	210,849	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.666%	8/25/20	7,922,404	603,687	(a)(b)
GS Mortgage Securities Corp., 2010-C1 X, IO	1.667%	8/10/43	16,394,093	1,228,639	(a)(b)(c)
GS Mortgage Securities Corp., IO	2.370%	2/10/21	8,790,441	18,909	(a)(c)
Total Commercial Mortgage-Backed Securities (Cost — $2,235,893)				2,658,349
Residential Mortgage-Backed Securities — 131.1%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	1,359,337	1,077,652
ABN Amro Mortgage Corp., 2003-9 B3	4.516%	8/25/18	110,516	91,326	(c)
Accredited Mortgage Loan Trust, 2003-3 A1	5.210%	1/25/34	1,620,008	1,532,681
ACE Securities Corp., 2003-NC1 M2	3.043%	7/25/33	441,527	210,090	(a)
AFC Home Equity Loan Trust, 2003-3 1A	0.543%	10/25/30	2,764,886	2,290,463	(a)(c)
American Home Mortgage Assets, 2005-2 2A1A	3.015%	1/25/36	1,053,678	711,176	(a)(b)
American Home Mortgage Assets, 2006-4 1A12	0.403%	10/25/46	3,022,588	1,995,362	(a)(b)
American Home Mortgage Investment Trust, 2005-1 6A	2.414%	6/25/45	150,593	140,174	(a)(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.643%	9/25/35	416,159	259,862	(a)(b)(c)
American Home Mortgage Investment Trust, 2007-1 GA1C	0.383%	5/25/47	1,954,602	1,314,466	(a)(b)
American Home Mortgage Investment Trust, 2007-2 11A1	0.423%	3/25/47	1,590,880	1,025,061	(a)(b)
American Home Mortgage Investment Trust, 2007-2 2A	0.993%	3/25/47	13,850,832	2,312,673	(a)
American Home Mortgage Investment Trust, 2007-A 4A	0.643%	7/25/46	2,895,447	644,357	(a)(c)
Ameriquest Mortgage Securities Inc., 2005-R9 A2B	0.423%	11/25/35	19,373	19,373	(a)
Argent Securities Inc., 2005-W5 A2D	0.513%	1/25/36	4,806,000	3,105,447	(a)
Argent Securities Inc., 2006-M2 A2B	0.303%	9/25/36	3,151,944	1,283,561	(a)
Argent Securities Inc., 2006-M2 A2C	0.343%	9/25/36	2,787,793	1,141,085	(a)
Argent Securities Inc., 2006-M2 A2D	0.433%	9/25/36	735,781	304,659	(a)
Argent Securities Inc., 2006-M3 A2C	0.353%	10/25/36	4,548,758	1,904,881	(a)
ARM Trust, 2005-05 1A1	2.775%	9/25/35	389,899	308,327	(a)(b)
ARM Trust, 2005-07 2A21	2.697%	10/25/35	1,040,000	869,526	(a)(b)
ARM Trust, 2005-10 1A21	2.888%	1/25/36	536,380	445,676	(a)(b)
ARM Trust, 2005-12 5A1	0.443%	3/25/36	488,808	312,759	(a)(b)

See Notes to Financial Statements.

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4	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities — continued
Asset-Backed Funding Certificates, 2005-HE1 M2	0.853%	3/25/35	$ 2,730,567	$2,058,637	(a)
Banc of America Funding Corp., 2004-B 6A1	2.557%	12/20/34	813,081	536,644	(a)(b)
Banc of America Funding Corp., 2004-C 3A1	3.114%	12/20/34	1,162,665	1,048,856	(a)(b)
Banc of America Funding Corp., 2006-D 2A1	2.750%	5/20/36	149,871	103,076	(a)(b)
Banc of America Funding Corp., 2006-D 6A1	5.029%	5/20/36	2,128,857	1,758,024	(a)(b)
Banc of America Funding Corp., 2006-F 1A1	2.566%	7/20/36	917,994	894,235	(a)(b)
Banc of America Funding Corp., 2006-H 3A1	5.865%	9/20/46	252,675	198,088	(a)(b)
Banc of America Funding Corp., 2007-A 2A1	0.352%	2/20/47	439,846	370,392	(a)(b)
Bayview Financial Acquisition Trust, 2007-A 2A	0.545%	5/28/37	2,122,449	1,439,943	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M1	0.993%	3/25/37	4,933,663	3,675,579	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M2	1.093%	3/25/37	5,340,886	3,792,029	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M3	1.343%	3/25/37	2,368,941	1,468,744	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M4	1.693%	3/25/37	313,248	178,552	(a)(c)
BCAP LLC Trust, 2009-RR4 8A2	3.174%	9/26/35	2,553,730	1,685,496	(a)(b)(c)
BCAP LLC Trust, 2010-RR06 4A13	3.174%	9/26/35	2,087,507	1,407,029	(a)(b)(c)
BCAP LLC Trust, 2010-RR10 2A7	2.648%	12/27/34	5,054,762	3,160,889	(a)(b)(c)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-1 23A1	5.405%	4/25/34	159,528	156,211	(a)(b)
Bear Stearns Alt-A Trust, 2005-2 2A4	2.859%	4/25/35	255,678	218,573	(a)(b)
Bear Stearns Alt-A Trust, 2005-3 4A3	2.529%	4/25/35	512,029	459,032	(a)(b)
Bear Stearns Alt-A Trust, 2005-9 25A1	2.737%	11/25/35	615,235	478,481	(a)(b)
Bear Stearns Alt-A Trust, 2006-2 23A1	2.772%	3/25/36	2,176,596	1,433,505	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2003-SD2 1A	3.698%	6/25/43	96,962	95,331	(a)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.693%	9/25/34	191,357	171,362	(a)
Bear Stearns Asset-Backed Securities Trust, 2007-HE2 1A2	0.363%	3/25/37	2,924,637	2,137,274	(a)
Bear Stearns Mortgage Funding Trust, 2007-AR5 2A1	0.373%	6/25/37	2,652,123	2,068,486	(a)(b)
Chase Mortgage Finance Corp., 2005-A2 1A5	2.829%	1/25/36	2,874,951	2,473,356	(a)(b)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	399,122	382,153	(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.483%	10/25/35	1,689,014	1,444,591	(a)(b)(c)
Chevy Chase Mortgage Funding Corp., 2005-2A A1	0.373%	5/25/36	2,478,246	2,007,972	(a)(b)(c)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.323%	4/25/47	321,518	198,800	(a)(b)(c)
Citigroup Mortgage Loan Trust Inc., 2003-HE4 A	0.603%	12/25/33	135,185	134,404	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	2.739%	9/25/34	286,485	282,031	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	1.419%	8/25/34	195,822	194,496	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-05	1.631%	8/25/35	295,517	215,021	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.038%	12/25/35	448,221	325,712	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	2.749%	7/25/36	765,330	466,960	(a)(b)

See Notes to Financial Statements.

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities — continued
Citigroup Mortgage Loan Trust Inc., 2007-06 1A1A	2.294%	3/25/37	$ 617,258	$ 359,278	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A	2.868%	8/25/47	645,536	492,206	(a)(b)
Countrywide Alternative Loan Trust, 2004-J5 M1	0.793%	8/25/34	4,500,000	3,286,138	(a)(b)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.552%	5/25/35	549,405	350,321	(a)(b)
Countrywide Alternative Loan Trust, 2005-27 2A1	1.523%	8/25/35	3,873,759	2,925,182	(a)(b)
Countrywide Alternative Loan Trust, 2005-27 2A3	1.728%	8/25/35	3,114,124	2,532,952	(a)(b)
Countrywide Alternative Loan Trust, 2005-36 4A1	2.786%	8/25/35	1,397,704	1,145,465	(a)(b)
Countrywide Alternative Loan Trust, 2005-3CB 1A6, IO	6.957%	3/25/35	1,192,175	256,932	(a)
Countrywide Alternative Loan Trust, 2005-7CB 1A3, IO	6.407%	4/25/35	3,331,514	377,186	(a)
Countrywide Alternative Loan Trust, 2005-J10 1A1	0.693%	10/25/35	361,592	267,221	(a)(b)
Countrywide Alternative Loan Trust, 2006-HY10 1A1	2.222%	5/25/36	1,078,153	775,796	(a)(b)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	212,046	152,064	(b)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	6.307%	9/25/37	15,040,355	3,474,262	(a)
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	1,214,297	1,115,678	(b)
Countrywide Asset-Backed Certificates, 2005-13 3AV4	0.533%	4/25/36	814,320	704,061	(a)
Countrywide Asset-Backed Certificates, 2006-S3 A2	6.085%	6/25/21	319,059	280,652	(b)
Countrywide Asset-Backed Certificates, 2006-S7 A3	5.712%	11/25/35	714,899	670,899	(a)(b)
Countrywide Asset-Backed Certificates, 2006-S9 A3	5.728%	8/25/36	346,629	329,343	(a)(b)
Countrywide Asset-Backed Certificates, 2007-8 M1	0.463%	11/25/37	9,000,000	69,939	(a)
Countrywide Asset-Backed Certificates, 2007-SE1 1A1	0.743%	5/25/47	1,346,643	674,498	(a)(c)
Countrywide Home Equity Loan Trust, 2004-L 2A	0.473%	2/15/34	181,136	125,682	(a)(b)
Countrywide Home Equity Loan Trust, 2005-E 2A	0.413%	11/15/35	247,397	206,607	(a)(b)
Countrywide Home Loans, 2004-16 1A3A	0.953%	9/25/34	1,788,875	1,599,199	(a)(b)
Countrywide Home Loans, 2005-11 3A3	2.663%	4/25/35	1,013,621	654,415	(a)(b)
Countrywide Home Loans, 2005-11 6A1	0.493%	3/25/35	106,067	92,207	(a)(b)
Countrywide Home Loans, 2005-18 A7	18.994%	10/25/35	63,567	80,406	(a)(b)
Countrywide Home Loans, 2005-HYB7 1A1	3.104%	11/20/35	1,309,394	976,938	(a)(b)
Countrywide Home Loans, 2005-HYB9 1A1	2.459%	2/20/36	413,211	316,753	(a)(b)
Countrywide Home Loans, 2005-R2 1AF2	0.533%	6/25/35	1,757,149	1,215,756	(a)(c)
Countrywide Home Loans, 2006-HYB4 3B	2.728%	6/20/36	2,015,643	1,486,761	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.449%	11/25/34	423,195	321,421	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1	0.513%	3/25/35	174,505	141,726	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-07 2A1	0.503%	3/25/35	399,470	336,542	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.493%	5/25/35	220,868	187,254	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	3.328%	2/20/36	378,566	320,387	(a)(b)

See Notes to Financial Statements.

__

6	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities — continued
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HYB6 1A1	2.619%	10/20/35	$1,399,147	$ 981,458	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-J2 3A10	48.477%	8/25/35	92,825	187,439	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.553%	3/25/35	931,142	814,923	(a)(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	193,660	205,650	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.443%	3/25/36	794,694	646,993	(a)(b)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	991,260	854,298	(b)
Credit Suisse Mortgage Capital Certificates, 2006-8 2A1	5.500%	10/25/21	1,798,630	1,728,919	(b)
Credit Suisse Mortgage Capital Certificates, 2009-5R 2A3	4.140%	7/26/49	4,000,000	2,988,246	(a)(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.743%	3/25/33	2,741,697	1,958,849	(a)(c)
Credit-Based Asset Servicing and Securitization LLC, 2005-CB4 M1	0.613%	7/25/35	2,000,000	1,665,195	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	2,587,000	2,756,412	(c)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2005-AR2 3A1	2.663%	10/25/35	1,972,651	1,344,246	(a)(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2006-AR1 2A1	3.035%	2/25/36	459,328	326,873	(a)(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2007-1 2A1	0.293%	8/25/37	623,670	467,295	(a)(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR1 2A1B	0.512%	3/19/45	888,441	285,479	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.402%	3/19/45	623,108	534,275	(a)(b)
DSLA Mortgage Loan Trust, 2005-AR4 2A1B	0.472%	8/19/45	4,306,497	1,940,225	(a)
EMC Mortgage Loan Trust, 2002-AA A1	0.663%	5/25/39	220,838	205,565	(a)(c)
EMC Mortgage Loan Trust, 2006-A A1	0.643%	12/25/42	1,553,580	1,349,407	(a)(c)
Federal National Mortgage Association (FNMA), 2012-134, IO	5.957%	12/25/42	7,202,140	2,379,581	(a)(b)
First Horizon Alternative Mortgage Securities, 2005-AA6 3A1	2.392%	8/25/35	1,636,386	1,423,315	(a)(b)
First Horizon Alternative Mortgage Securities, 2006-FA6 2A1, PAC-11	6.250%	11/25/36	258,230	218,952	(b)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.563%	2/25/37	578,327	357,745	(a)(b)

See Notes to Financial Statements.

__

Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities — continued
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	2.597%	10/25/35	$ 963,658	$ 816,115	(a)(b)
First Republic Mortgage Loan Trust, 2000-FRB2 A1	0.693%	11/15/30	333,142	334,112	(a)(b)
Fremont Home Loan Trust, 2006-B 2A2	0.293%	8/25/36	887,148	331,896	(a)
Fremont Home Loan Trust, 2006-B 2A4	0.433%	8/25/36	1,072,029	412,158	(a)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.453%	10/25/45	681,509	563,609	(a)(b)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.403%	4/25/36	4,621,603	3,062,360	(a)(b)
GreenPoint Mortgage Funding Trust, 2006-AR6 A4	0.533%	10/25/46	6,396,457	2,222,427	(a)
GSAMP Trust, 2004-SEA2 M2	1.443%	3/25/34	6,200,000	4,497,561	(a)
GSAMP Trust, 2005-AHL2 A2C	0.433%	12/25/35	4,119,038	3,348,139	(a)
GSAMP Trust, 2007-FM1 A2C	0.363%	12/25/36	2,303,134	1,183,797	(a)(b)
GSAMP Trust, 2007-FM1 A2D	0.443%	12/25/36	3,803,516	1,988,421	(a)(b)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	857,061	906,012	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.605%	6/25/34	344,935	312,370	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.653%	2/25/35	282,265	232,869	(a)(b)(c)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1A3	8.000%	1/25/35	198,034	211,243	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	140,115	152,392	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.543%	1/25/35	415,859	358,215	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	750,542	769,480	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	139,827	147,400	(b)(c)
GSR Mortgage Loan Trust, 2005-3F 1A15	23.123%	3/25/35	53,495	59,455	(a)(b)
GSR Mortgage Loan Trust, 2005-AR4 2A1	2.831%	7/25/35	546,466	438,062	(a)(b)
GSR Mortgage Loan Trust, 2005-AR5 1A1	2.879%	10/25/35	226,110	192,298	(a)(b)
GSR Mortgage Loan Trust, 2006-09F 5A2, IO	6.357%	10/25/36	1,272,286	268,074	(a)
GSR Mortgage Loan Trust, 2006-10F 4A2, IO	6.457%	1/25/37	2,180,479	638,362	(a)
GSRPM Mortgage Loan Trust, 2007-1 A	0.593%	10/25/46	2,790,115	1,988,116	(a)(c)
Harborview Mortgage Loan Trust, 2006-02	2.842%	2/25/36	76,559	58,982	(a)(b)
Home Equity Asset Trust, 2005-5 M4	0.823%	11/25/35	3,250,000	1,202,437	(a)
Home Equity Mortgage Trust, 2005-2 M7	1.873%	7/25/35	1,800,000	1,178,348	(a)
Home Equity Mortgage Trust, 2006-1 A3	0.443%	5/25/36	3,500,000	352,896	(a)
Homestar Mortgage Acceptance Corp., 2004-1 M1	0.723%	3/25/34	2,668,018	1,556,913	(a)(b)
Homestar Mortgage Acceptance Corp., 2004-6 M4	1.393%	1/25/35	2,448,000	1,732,513	(a)(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	5.256%	1/25/37	526,219	436,449	(a)(b)
IMPAC CMB Trust, 2005-4 1M1	0.838%	5/25/35	1,075,219	580,111	(a)(b)
IMPAC Secured Assets Corp., 2004-4 M1	0.703%	2/25/35	2,340,000	1,850,990	(a)(b)
IMPAC Secured Assets Corp., 2007-1 A2	0.353%	3/25/37	962,755	687,695	(a)(b)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.453%	3/25/31	120,585	95,690	(a)
Indymac INDA Mortgage Loan Trust, 2005-AR2 1A1	2.519%	1/25/36	244,215	222,287	(a)(b)
Indymac INDB Mortgage Loan Trust, 2005-1 A1	0.493%	11/25/35	2,293,061	1,304,003	(a)

See Notes to Financial Statements.

__

8	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities — continued
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	2.452%	1/25/35	$ 171,178	$ 149,283	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR15 1A1	2.584%	2/25/35	232,110	193,776	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR2 2A1	0.813%	6/25/34	1,675,941	1,547,885	(a)(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	4.722%	9/25/35	188,202	163,459	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1	2.782%	5/25/36	708,974	541,927	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3	4.754%	6/25/36	1,088,679	1,044,533	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	2.785%	6/25/36	700,200	494,514	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	2.947%	9/25/36	2,729,876	1,510,234	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	2.792%	5/25/37	3,256,761	2,281,314	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR07 1A1	3.207%	11/25/37	47,092	41,818	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	4.614%	8/25/37	420,146	344,888	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR7 2A1	2.236%	6/25/37	376,424	267,870	(a)(b)
Indymac Residential Asset-Backed Trust, 2006-H4 A1	0.333%	3/25/37	2,443,015	2,028,797	(a)(b)
Irwin Home Equity, 2005-C 1M4	6.750%	4/25/30	608,152	60,111
Jefferies & Co., 2009-R2 5A	3.385%	1/26/36	1,779,876	1,682,164	(a)(b)(c)
Jefferies & Co., 2009-R3 2A2	3.100%	11/26/34	4,040,045	2,934,083	(a)(b)(c)(d)
Jefferies & Co., 2009-R6 6A2	2.650%	10/26/35	2,981,788	1,828,358	(a)(b)(c)
JPMorgan Alternative Loan Trust, 2006-A4 A7	6.300%	9/25/36	1,109,396	556,297	(a)(b)
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	1,456,063	857,072	(a)(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	5.563%	3/25/37	972,789	704,802	(a)
JPMorgan Mortgage Acquisition Corp., 2007-CH3 M3	0.563%	3/25/37	2,540,000	152,099	(a)
JPMorgan Mortgage Trust, 2005-A6 3A3	3.114%	9/25/35	1,100,000	920,934	(a)(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,753,081	1,663,162	(b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	251,003	229,284	(b)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	88,597	82,585	(b)
Lehman ABS Corp. Home Equity Loan Trust, 2004-2 A	0.633%	6/25/34	370,059	342,275	(a)
Lehman Mortgage Trust, 2006-3 2A1	0.553%	7/25/36	4,856,214	1,742,638	(a)
Lehman Mortgage Trust, 2006-3 2A2, IO	6.947%	7/25/36	5,483,401	1,488,069	(a)
Lehman Mortgage Trust, 2006-7 1A3, IO	5.157%	11/25/36	13,872,050	2,732,496	(a)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.437%	2/25/37	12,338,871	3,960,562	(a)
Lehman XS Trust, 2005-9N 1A1	0.463%	2/25/36	1,853,069	1,525,035	(a)(b)
Lehman XS Trust, 2006-14N 1A1B	0.403%	9/25/46	2,690,626	1,820,190	(a)(b)
Lehman XS Trust, 2006-14N 3A2	0.313%	8/25/36	380,029	254,615	(a)(b)
Lehman XS Trust, 2006-19 A4	0.363%	12/25/36	1,639,569	1,036,008	(a)(b)
Lehman XS Trust, 2007-4N 1A2A	0.353%	3/25/47	4,768,393	3,138,354	(a)(b)
Lehman XS Trust, 2007-8H A1	0.323%	6/25/37	177,007	138,460	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	3.298%	10/25/34	271,954	251,362	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.373%	12/25/34	116,268	112,796	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.403%	4/25/46	489,369	355,950	(a)(b)

See Notes to Financial Statements.

__

Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities — continued
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	2.649%	2/25/36	$ 179,722	$ 166,468	(a)(b)
MASTR Alternative Loans Trust, 2006-2 2A4, IO	6.957%	3/25/36	2,293,341	779,104	(a)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	1,580,537
MASTR Asset-Backed Securities Trust, 2006-HE4 A3	0.343%	11/25/36	4,197,030	1,866,413	(a)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	1,175,655	1,223,382	(b)(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	305,299	318,183	(b)(c)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	124,667	130,189	(c)
MASTR Reperforming Loan Trust, 2005-2 1A3	7.500%	5/25/35	19,605	18,133	(b)(c)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.994%	5/25/36	2,281,556	2,160,944	(a)(b)(c)
Merrill Lynch Mortgage Investors Trust, 2005-1 2A2	2.267%	4/25/35	201,339	198,335	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A3	2.540%	2/25/35	383,831	338,912	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A5	2.540%	2/25/35	650,000	632,156	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	3.000%	3/25/36	115,598	78,715	(a)(b)
Morgan Stanley Capital Inc., 2003-NC10 M2	2.893%	10/25/33	811,061	679,223	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	2.888%	8/25/34	701,836	676,706	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2005-5AR 4A1	5.248%	9/25/35	3,457,913	2,654,892	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2006-1AR 1A1	0.473%	2/25/36	8,044	5,513	(a)
Morgan Stanley Mortgage Loan Trust, 2006-1AR 1AX, IO	3.739%	2/25/36	16,542,946	2,040,093	(a)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.453%	3/25/36	2,434,200	1,675,542	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.263%	6/25/36	389,943	191,574	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-05AX 2A3	0.423%	2/25/37	1,833,461	995,553	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	4.543%	11/25/37	2,030,949	1,461,979	(a)(b)
New Century Home Equity Loan Trust, 2005-C M1	0.623%	12/25/35	5,000,000	1,741,097	(a)
New York Mortgage Trust, 2005-3 M1	0.643%	2/25/36	1,801,040	1,347,142	(a)(b)
Nomura Asset Acceptance Corp., 2004-R3 B2	6.766%	2/25/35	1,352,657	14	(c)
Nomura Resecuritization Trust, 2010-4RA 1A2	2.623%	8/26/34	2,900,000	2,030,857	(a)(b)(c)
Opteum Mortgage Acceptance Corp., 2005-1 M3	0.763%	2/25/35	1,690,000	1,568,022	(a)(b)
Option One Mortgage Loan Trust, 2006-1 M2	0.573%	1/25/36	4,120,000	759,190	(a)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	5.067%	9/25/34	1,897,301	1,716,547
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV1	0.633%	11/25/35	2,782,901	2,516,791	(a)
Popular ABS Mortgage Pass-Through Trust, 2006-D A3	0.453%	11/25/46	2,450,000	1,766,678	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,449,844	1,459,662	(b)(c)
Provident Bank Home Equity Loan Trust, 2000-2 A1	0.733%	8/25/31	1,932,755	1,303,635	(a)
RAAC Series, 2006-RP3 A	0.463%	5/25/36	963,099	852,947	(a)(c)
RAAC Series, 2007-RP2 A	0.543%	2/25/46	2,412,449	1,931,719	(a)(c)
RAAC Series, 2007-RP3 A	0.573%	10/25/46	2,574,210	2,061,833	(a)(c)
Renaissance Home Equity Loan Trust, 2002-3 A	0.953%	12/25/32	2,542,120	1,892,041	(a)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	640,000	456,924
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.433%	8/25/36	800,000	430,788	(a)

See Notes to Financial Statements.

__

10	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities — continued
Renaissance Home Equity Loan Trust, 2006-4 AF2	5.285%	1/25/37	$1,208,827	$ 674,938
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	2,942,438	1,644,323
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,675,873	1,503,238
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	461,133	249,200
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,983,368	1,178,363
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,336,221	1,872,850
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,800,000	1,033,260
Residential Accredit Loans Inc., 2005-QA3 CB4	3.554%	3/25/35	3,598,566	2,329,111	(a)(b)
Residential Accredit Loans Inc., 2006-QA1 A11	3.409%	1/25/36	975,281	718,793	(a)(b)
Residential Accredit Loans Inc., 2006-QA1 A31	4.224%	1/25/36	2,894,455	2,203,535	(a)(b)
Residential Accredit Loans Inc., 2006-QA10 A2	0.373%	12/25/36	1,250,468	859,486	(a)(b)
Residential Accredit Loans Inc., 2006-QA4 A	0.373%	5/25/36	633,892	487,701	(a)(b)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.463%	2/25/46	4,497,429	2,872,946	(a)(b)
Residential Accredit Loans Inc., 2006-QO3 A1	0.403%	4/25/46	5,478,063	2,779,722	(a)(b)
Residential Accredit Loans Inc., 2006-QO3 A2	0.453%	4/25/46	1,870,248	959,383	(a)(b)
Residential Accredit Loans Inc., 2006-QO3 A3	0.523%	4/25/46	2,617,900	1,364,771	(a)(b)
Residential Accredit Loans Inc., 2007-QA2 A1	0.323%	2/25/37	708,087	566,211	(a)(b)
Residential Asset Mortgage Products Inc., 2002-RS4 AII	0.833%	8/25/32	479,834	392,362	(a)
Residential Asset Mortgage Products Inc., 2004-RZ4 M7	2.693%	12/25/34	275,812	220,295	(a)(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	1,538,798	1,604,156	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	149,779	147,250
Residential Asset Mortgage Products Inc., 2005-RZ2 M6	1.443%	5/25/35	2,907,609	445,969	(a)
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	388,307	403,235	(b)
Residential Asset Securities Corp., 2003-KS9 A2B	0.833%	11/25/33	1,437,099	1,068,076	(a)
Residential Asset Securitization Trust, 2005-A13 1A3	0.663%	10/25/35	334,023	254,296	(a)(b)
Residential Asset Securitization Trust, 2005-A5 A1	0.493%	5/25/35	247,502	236,741	(a)(b)
Residential Asset Securitization Trust, 2006-A1 1A6	0.693%	4/25/36	3,341,988	2,110,945	(a)(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO	5.300%	4/25/36	2,303,028	467,689	(a)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	597,122	528,133	(b)
Residential Funding Mortgage Securities I	2.975%	8/25/35	5,148,097	4,128,321	(a)(b)
Residential Funding Mortgage Securities I, 2006-SA2 4A1	5.906%	8/25/36	930,774	834,462	(a)(b)
Residential Funding Mortgage Securities II, 2005-HI2 M7	5.810%	5/25/35	719,672	690,558	(b)
Residential Funding Mortgage Securities II Inc., 2004-HS1 AI6	3.640%	3/25/34	369,442	355,065	(a)(b)
Residential Funding Securities LLC, 2003-RP2 A1	0.643%	6/25/33	12,239	12,032	(a)(c)
Saxon Asset Securities Trust, 2007-3 2A1	0.413%	9/25/47	1,521,363	1,425,019	(a)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.333%	5/25/36	3,667,728	1,939,992	(a)
Sequoia Mortgage Trust, 2007-1 2A1	2.576%	2/20/47	2,569,636	2,153,143	(a)(b)
Soundview Home Loan Trust, 2006-EQ1 A3	0.353%	10/25/36	3,088,198	2,445,057	(a)
Structured ARM Loan Trust, 2004-04 5A	4.971%	4/25/34	116,226	114,637	(a)(b)

See Notes to Financial Statements.

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities — continued
Structured ARM Loan Trust, 2004-07 A3	0.928%	6/25/34	$ 254,848	$ 217,987	(a)(b)
Structured ARM Loan Trust, 2004-16 1A2	2.610%	11/25/34	847,820	796,908	(a)(b)
Structured ARM Loan Trust, 2004-18 1A2	2.648%	12/25/34	860,982	783,825	(a)(b)
Structured ARM Loan Trust, 2005-01 1A1	2.619%	2/25/35	1,784,948	1,581,733	(a)(b)
Structured ARM Loan Trust, 2005-04 1A1	2.552%	3/25/35	372,501	302,306	(a)(b)
Structured ARM Loan Trust, 2005-04 3A1	2.627%	3/25/35	137,979	132,580	(a)(b)
Structured ARM Loan Trust, 2005-04 5A	4.676%	3/25/35	499,500	459,070	(a)(b)
Structured ARM Loan Trust, 2005-07 1A3	2.538%	4/25/35	194,632	179,839	(a)(b)
Structured ARM Loan Trust, 2005-12 3A1	2.460%	6/25/35	232,341	223,433	(a)(b)
Structured ARM Loan Trust, 2005-15 1A1	2.523%	7/25/35	490,268	404,394	(a)(b)
Structured ARM Loan Trust, 2005-20 4A2	5.391%	10/25/35	3,267,311	524,170	(a)
Structured ARM Loan Trust, 2005-22 1A4	2.497%	12/25/35	2,060,784	1,321,034	(a)(b)
Structured ARM Loan Trust, 2006-4 4A1	5.060%	5/25/36	666,939	503,877	(a)(b)
Structured ARM Loan Trust, 2006-8 3A5	4.727%	9/25/36	2,325,355	1,782,461	(a)(b)
Structured ARM Loan Trust, 2007-1 2A3	4.967%	2/25/37	1,619,688	1,124,062	(a)(b)
Structured ARM Loan Trust, 2007-5 2A2	4.827%	6/25/37	1,180,910	672,205	(a)(b)
Structured ARM Loan Trust, 2007-7 1A1	0.493%	8/25/37	2,240,379	1,673,932	(a)(b)
Structured Asset Investment Loan Trust, 2004-8 M7	2.968%	9/25/34	179,490	90,918	(a)
Structured Asset Investment Loan Trust, 2004-8 M9	3.943%	9/25/34	318,981	78,685	(a)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.413%	5/25/46	848,983	453,446	(a)(b)
Structured Asset Mortgage Investments Inc., 2007-AR4 A3	0.413%	9/25/47	7,300,000	4,769,838	(a)(b)
Structured Asset Securities Corp., 1999-RF1 A	6.930%	10/15/28	1,064,557	1,027,494	(a)(b)(c)
Structured Asset Securities Corp., 2004-20 5A1	6.250%	11/25/34	330,202	336,983	(b)
Structured Asset Securities Corp., 2004-NP1 A	0.593%	9/25/33	324,663	296,463	(a)(b)(c)
Structured Asset Securities Corp., 2005-4XS 3A4	4.790%	3/25/35	263,824	263,051	(b)
Structured Asset Securities Corp., 2005-4XS 3M3	5.500%	3/25/35	1,837,009	4,776
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	500,000	492,413	(b)
Structured Asset Securities Corp., 2005-RF1 A	0.543%	3/25/35	123,870	101,073	(a)(b)(c)
Structured Asset Securities Corp., 2005-RF2 A	0.543%	4/25/35	1,142,292	936,715	(a)(b)(c)
Structured Asset Securities Corp., 2006-RF3 1A1, PAC-11	6.000%	10/25/36	1,952,794	1,967,304	(b)(c)
Structured Asset Securities Corp., 2006-RF4 2A2	6.000%	10/25/36	3,282,490	1,086,731	(c)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.128%	9/25/37	909,176	893,607	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	3.033%	10/20/35	97,800	84,109	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2006-ALT1 A2	0.373%	1/25/37	886,433	560,092	(a)(b)
WaMu Alternative Mortgage Pass-Through Certificates, 2007-3 A9, IO	6.467%	4/25/37	7,365,518	2,362,136	(a)
WaMu Mortgage Pass-Through Certificates, 2004-AR10 A3	0.738%	7/25/44	141,851	127,066	(a)(b)

See Notes to Financial Statements.

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12	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities — continued
WaMu Mortgage Pass-Through Certificates, 2005-09 5A4	34.518%	11/25/35	$ 192,287	$ 332,541	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2005-10 2A3	1.093%	11/25/35	362,703	240,532	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A5	2.425%	5/25/35	658,265	653,425	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A6	2.425%	5/25/35	550,000	513,422	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.683%	10/25/45	612,052	476,059	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 A1	0.293%	12/25/36	802,620	485,012	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR15 2A1B	2.470%	11/25/46	1,349,515	472,970	(a)
WaMu Mortgage Pass-Through Certificates, 2006-AR16 2A2	4.828%	12/25/36	594,171	469,831	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY1 4A1	2.553%	2/25/37	2,211,443	1,831,579	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 1A1	2.291%	3/25/37	1,250,733	937,111	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 4A1	2.563%	3/25/37	241,587	222,141	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY6 1A1	2.226%	6/25/37	3,490,072	2,821,248	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 1A1	2.608%	7/25/37	255,872	194,511	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 3A1	4.617%	7/25/37	436,984	355,502	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA2 2A	2.220%	3/25/47	320,436	245,634	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA3 2A	0.943%	4/25/47	1,567,364	1,189,956	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A	0.983%	7/25/47	3,803,499	3,261,354	(a)(b)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR2 2A2	2.682%	3/25/35	263,738	265,732	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2005-1 B3	4.936%	1/25/20	200,924	185,597	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 3A2	2.710%	4/25/36	83,412	75,897	(a)(b)
Total Residential Mortgage-Backed Securities (Cost — $297,816,473)				327,048,851

See Notes to Financial Statements.

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 6.5%
Associates Manufactured Housing Pass-Through Certificates, 1997-1 B1	7.600%	6/15/28	$ 338,957	$ 364,798	(a)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.938%	10/25/36	500,000	483,385	(c)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	280,000	318,150	(c)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	1,519,817	1,537,256	(b)
Greenpoint Manufactured Housing, 1999-3 2A2	3.591%	6/19/29	1,025,000	964,779	(a)(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.699%	2/20/30	1,325,000	1,157,925	(a)(b)
Greenpoint Manufactured Housing, 2000-4 A3	2.196%	8/21/31	25,000	22,475	(a)(d)
Greenpoint Manufactured Housing, 2001-2 IA2	3.699%	2/20/32	1,100,000	980,065	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.693%	3/13/32	1,350,000	1,177,703	(a)
Merit Securities Corp., 13 M2	7.877%	12/28/33	2,165,165	1,059,596	(b)
Mid-State Trust, 2004-1 A	6.005%	8/15/37	126,389	142,988
Mid-State Trust, 2005-1 A	5.745%	1/15/40	1,299,084	1,453,468
Origen Manufactured Housing, 2006-A A2	2.410%	10/15/37	2,554,764	2,152,519	(a)(b)
Origen Manufactured Housing, 2007-A A2	2.591%	4/15/37	3,195,756	2,710,899	(a)(b)
Vanderbilt Mortgage Finance, 2000-B IB2	9.250%	7/7/30	864,831	898,205	(a)
Vanderbilt Mortgage Finance, 2001-A B2	9.140%	4/7/31	314,272	326,611	(a)
Vanderbilt Mortgage Finance, 2001-B B2	8.170%	9/7/31	348,886	343,730	(a)
Total Asset-Backed Securities (Cost — $14,232,181)				16,094,552
Corporate Bonds & Notes — 11.0%
Consumer Discretionary — 1.3%
Household Durables — 1.3%
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	3,000,000	3,277,500	(c)
Consumer Staples — 0.2%
Food & Staples Retailing — 0.2%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	480,000	525,337	(b)(c)
Energy — 2.1%
Oil, Gas & Consumable Fuels — 2.1%
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	5,800,000	5,328,750	(c)(e)
Industrials — 1.6%
Airlines — 1.0%
Air 2 US, Notes	8.027%	10/1/19	176,741	189,997	(b)(c)
American Airlines, Pass-Through Trust, Secured Notes	5.625%	1/15/21	1,210,000	1,252,350	(b)(c)
United Airlines Inc., Pass-Through Certificates, Notes	5.500%	10/29/20	1,000,000	1,032,500	(b)
Total Airlines				2,474,847
Trading Companies & Distributors — 0.6%
Noble Group Ltd., Senior Notes	6.750%	1/29/20	1,400,000	1,428,000	(b)(c)
Total Industrials				3,902,847

See Notes to Financial Statements.

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14	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Materials — 4.7%
Construction Materials — 1.1%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	$2,560,000	$ 2,803,200	(c)
Metals & Mining — 3.6%
Evraz Group SA, Notes	6.750%	4/27/18	2,800,000	2,688,000	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,000,000	2,476,737	(e)
Vale Overseas Ltd., Notes	8.250%	1/17/34	2,100,000	2,476,776	(e)
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	1,350,000	1,366,031	(b)(c)
Total Metals & Mining				9,007,544
Total Materials				11,810,744
Telecommunication Services — 1.1%
Wireless Telecommunication Services — 1.1%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,650,000	2,756,000	(c)(e)
Total Corporate Bonds & Notes (Cost — $29,363,401)				27,601,178
Sovereign Bonds — 2.0%
Venezuela — 2.0%
Bolivarian Republic of Venezuela, Senior Notes (Cost — $5,744,139)	7.750%	10/13/19	6,000,000	5,010,000	(c)
Total Investments before Short-Term Investments (Cost — $349,392,087)				378,412,930
Short-Term Investments — 1.9%
Repurchase Agreements — 1.9%
State Street Bank & Trust Co. repurchase agreement dated 6/28/13; Proceeds at maturity — $4,677,004; (Fully collateralized by U.S. government agency obligations, 2.070% due 11/7/22; Market Value — $4,772,238) (Cost — $4,677,000)	0.010%	7/1/13	4,677,000	4,677,000
Total Investments — 153.6% (Cost — $354,069,087#)				383,089,930
Liabilities in Excess of Other Assets — (53.6)%				(133,717,134)
Total Net Assets — 100.0%				$249,372,796

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (See Note 6).
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARM	— Adjustable Rate Mortgage
	IO	— Interest Only
	PAC	— Planned Amortization Class

See Notes to Financial Statements.

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	15

Statement of assets and liabilities (unaudited)

June 30, 2013

Assets:
Investments in securities, at value (Cost — $354,069,087)	$ 383,089,930
Interest receivable	1,805,928
Receivable for securities sold	790,962
Principal paydown receivable	134,402
Prepaid expenses	18,675
Total Assets	385,839,897

Liabilities:
Loan payable (Note 6)	124,200,000
Payable for open reverse repurchase agreements (Note 3)	8,683,717
Due to custodian	3,002,845
Investment management fee payable	326,687
Interest payable (Notes 3 and 6)	110,938
Accrued expenses	142,914
Total Liabilities	136,467,101
Total Net Assets	$ 249,372,796

Net Assets:
Par value ($0.001 par value; 10,410,638 shares issued and outstanding; 100,000,000 shares authorized)	$ 10,411
Paid-in capital in excess of par value	197,964,187
Undistributed net investment income	10,923,128
Accumulated net realized gain on investments	11,454,227
Net unrealized appreciation on investments	29,020,843
Total Net Assets	$ 249,372,796

Shares Outstanding	10,410,638

Net Asset Value	$23.95

See Notes to Financial Statements.

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16	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2013

Investment Income:
Interest	$15,310,364

Expenses:
Investment management fee (Note 2)	1,835,218
Interest expense (Notes 3 and 6)	562,242
Legal fees	94,788
Audit and tax	87,079
Directors’ fees	24,633
Shareholder reports	20,775
Transfer agent fees	14,453
Fund accounting fees	12,878
Stock exchange listing fees	12,494
Commitment fees (Note 6)	4,753
Insurance	3,014
Custody fees	1,758
Miscellaneous expenses	6,085
Total Expenses	2,680,170
Net Investment Income	12,630,194

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	2,144,035
Change in Net Unrealized Appreciation (Depreciation) From Investments	7,146,540
Net Gain on Investments	9,290,575
Increase in Net Assets From Operations	$21,920,769

See Notes to Financial Statements.

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended June 30, 2013 (unaudited) and the Year Ended December 31, 2012	2013	2012

Operations:
Net investment income	$ 12,630,194	$ 17,479,471
Net realized gain	2,144,035	17,855,578
Change in net unrealized appreciation (depreciation)	7,146,540	45,248,098
Increase in Net Assets From Operations	21,920,769	80,583,147

Distributions to Shareholders From (Note 1):
Net investment income	(7,805,207)	(18,704,831)
Net realized gains	(13,400,572)	(11,206,447)
Decrease in Net Assets From Distributions to Shareholders	(21,205,779)	(29,911,278)

Fund Share Transactions:
Reinvestment of distributions (10,423 and 20,858 shares issued, respectively)	251,154	445,990
Increase in Net Assets From Fund Share Transactions	251,154	445,990
Increase in Net Assets	966,144	51,117,859

Net Assets:
Beginning of period	248,406,652	197,288,793
End of period*	$249,372,796	$248,406,652
* Includes undistributed net investment income of:	$10,923,128	$6,098,141

See Notes to Financial Statements.

__
18	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended June 30, 2013

Increase (Decrease) in Cash: Cash Provided (Used) by Operating Activities:
Net increase in net assets resulting from operations	$21,920,769
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(150,200,108)
Proceeds from sales of portfolio securities	66,019,162
Net purchases, sales and maturities of short-term investments	3,708,000
Net amortization of premium (accretion of discount)	(6,524,472)
Increase in receivable for securities sold	(729,636)
Increase in interest receivable	(765,116)
Increase in prepaid expenses	(5,815)
Decrease in receivable from principal paydown	216,120
Decrease in payable for securities purchased	(20,018)
Increase in investment management fee payable	94,466
Decrease in Directors’ fees payable	(18)
Increase in interest payable	93,270
Decrease in accrued expenses	(122,709)
Net realized gain on investments	(2,144,035)
Change in unrealized appreciation of investments	(7,146,540)
Net Cash Used in Operating Activities*	(75,606,680)

Cash Flows From Financing Activities:
Distributions paid on common stock	(30,314,818)
Due to custodian	3,002,845
Increase in loan payable	94,200,000
Increase in payable for reverse repurchase agreements	8,683,717
Net Cash Provided by Financing Activities	75,571,744
Net Decrease in Cash	(34,936)
Cash at Beginning of Period	34,936
Cash at End of Period	—

Non-Cash Financing Activities:
Proceeds from reinvestment of distributions	$251,154

*  Included in operating expenses is cash of $468,972 paid for interest on borrowings.

See Notes to Financial Statements.

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	19

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	2013[1,2]	2012	2011	2010[3]
Net asset value, beginning of period	$23.88	$19.01	$21.98	$19.06[4]

Income (loss) from operations:
Net investment income	1.21	1.68	2.21	1.77
Net realized and unrealized gain (loss)	0.90	6.07	(3.26)	2.27
Total income (loss) from operations	2.11	7.75	(1.05)	4.04

Less distributions from:
Net investment income#	(0.75)	(1.80)	(1.92)	(1.12)
Net realized gains	(1.29)	(1.08)	—	—
Total distributions	(2.04)	(2.88)	(1.92)	(1.12)

Net asset value, end of period	$23.95	$23.88	$19.01	$21.98

Market price, end of period	$23.12	$24.21	$19.61	$21.60
Total return, based on NAV[5,6]	8.73%	42.32%	(5.07)%	21.81%
Total return, based on Market Price[7]	4.01%	40.09%	(0.35)%	14.08%

Net assets, end of period (000s)	$249,373	$248,407	$197,289	$227,834

Ratios to average net assets:
Gross expenses	2.05%[8]	1.89%[9]	2.24%[9]	2.04%[8,9]
Net expenses[10]	2.05 [8]	1.89 [9]	2.24 [9]	2.04 [8,9]
Net investment income	9.67 [8]	7.53	10.29	10.27 [8]

Portfolio turnover rate	18%	46%	13%	18%
Loans Outstanding, End of Period (000s)	$124,200	$30,000	—	—
Asset Coverage for Loan Outstanding	301%	927%	—	—
Weighted Average Loan (000s)	$105,303	$32,720	—	—
Weighted Average Interest Rate on Loans	1.05%	1.08%	—	—

1	Per share amounts have been calculated using the average shares method.
2	For the six months ended June 30, 2013 (unaudited).
3	For the period February 24, 2010 (commencement of operations) to December 31, 2010.
4	Initial public offering price of $20.00 per share less offering costs and sales load totaling $0.94 per share.
5

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

6

The total return calculation assumes that distributions are reinvested at NAV. Prior to January 1, 2012, the total return calculation assumed the reinvestment of all distributions in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

7

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

8	Annualized.
9	Does not include expenses of PPIP Limited Partnership in which the Fund invested.
10	The impact of compensating balance arrangements, if any, was less than 0.01%.
#

The actual source of the Fund’s 2013 fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2013 fiscal  year.

See Notes to Financial Statements.

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20	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009, and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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22	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Commercial mortgage-backed securities	—	$ 2,658,349	—	$ 2,658,349
Residential mortgage-backed securities	—	326,815,982	$232,869	327,048,851
Asset-backed securities	—	16,094,552	—	16,094,552
Corporate bonds & notes	—	27,601,178	—	27,601,178
Sovereign bonds	—	5,010,000	—	5,010,000
Total long-term investments	—	$378,180,061	$232,869	$378,412,930
Short-term investments†	—	4,677,000	—	4,677,000
Total investments	—	$382,857,061	$232,869	$383,089,930

†  See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

(d) Leverage. The Fund may seek to enhance the level of its current distributions to holders of common stock through the use of leverage. The Fund may use leverage directly at the Fund level through borrowings, including loans from certain financial institutions or through a qualified government sponsored program, the use of reverse repurchase agreements and/or the issuance of debt securities (collectively, “Borrowings”), and possibly through the issuance of preferred stock (“Preferred Stock”), in an aggregate amount of up to approximately 33 1/3% of the Fund’s Total Assets immediately after such Borrowings and/or issuances of Preferred Stock. “Total Assets” means net assets of the Fund plus the amount of any Borrowings and assets attributable to Preferred Stock that may be outstanding. Currently, the Fund has no intention to issue notes or debt securities or Preferred Stock. In addition, the Fund may enter into additional reverse repurchase agreements and/or use similar investment management techniques that may provide leverage, but which are not subject to the foregoing 33 1/3% limitation so long as the Fund has covered its commitment with respect to such techniques by segregating liquid assets, entering into offsetting transactions or owning positions covering related obligations.

(e) Mortgage-backed securities. Mortgage-Backed Securities (“MBS”) include CMBS and RMBS. These securities depend on payments (except for rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities) primarily from the cash flow from secured commercial or residential mortgage loans made to borrowers. Such loans are secured (on a first priority basis or second priority basis, subject to permitted liens, easements and other encumbrances) by commercial or residential real estate, the proceeds of which are used to purchase and or to construct commercial or residential real estate. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However,

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24	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(i) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2013 fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2013 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Western Asset is also the investment adviser to the Master Fund.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily Managed Assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.70% of the Fund’s daily Managed Assets that the subadviser allocates to Western Asset Limited to manage.

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26	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended June 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments
Purchases	$150,200,108
Sales	66,019,162

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,361,581
Gross unrealized depreciation	(7,340,738)
Net unrealized appreciation	$29,020,843

Transactions in reverse repurchase agreements for the Fund during the six months ended June 30, 2013 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$5,359,569	0.66%	$11,698,740

*	Averages based on the number of days that Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.65% to 0.90% during the six months ended June 30, 2013. Interest expense incurred on reverse repurchase agreements totaled $6,644.

At June 30, 2013, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements
Credit Suisse	0.65%	6/26/2013	TBD*	$2,095,380
Credit Suisse	0.65%	6/26/2013	TBD*	1,591,875
Credit Suisse	0.75%	6/26/2013	TBD*	1,990,450
Deutsche Bank	0.90%	6/28/2013	TBD*	3,006,012
				$8,683,717

*

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

On June 30, 2013, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $10,177,703.

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Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2013, the Fund did not invest in any derivative instruments.

5. Distributions subsequent to June 30, 2013

On May 17, 2013, the Fund’s Board of Directors (the “Board”) declared a distribution, in the amount of $0.1500 per share, payable on August 30, 2013 to shareholders of record on August 23, 2013. In addition, the Board declared short-term capital gain distributions of $0.1668 and $0.1500 per share payable on June 28, 2013 and July 26, 2013 to shareholders of record on June 21, 2013 and July 19, 2013, respectively. In addition, the Board declared a long-term capital gain distribution of $1.1204 per share payable on June 28, 2013 to shareholders of record on June 21, 2013. The July and August record date distributions were made subsequent to the period end of this report.

On August 15, 2013, the Board declared three distributions, each in the amount of $0.1500 per share, payable on September 27, 2013, October 25, 2013 and November 29, 2013 to shareholders of record on September 20, 2013, October 18, 2013 and November 22, 2013, respectively.

6. Loan

The Fund has a 364-day revolving credit agreement with a financial institution, which allows the Fund to borrow up to an aggregate amount of $127,000,000. This agreement will terminate on May 22, 2014, but will renew everyday for a 270-day term unless notice to contrary is given to the Fund. The Fund pays a commitment fee up to an annual rate of 0.10% on the unutilized portion of the loan commitment amount. The interest on the loan is calculated at a variable rate based on the LIBOR, plus any applicable margin. Interest expense related to the loan for the period ended June 30, 2013 was $555,598. For the period ended June 30, 2013, the Fund incurred commitment fees in the amount of $4,753. At June 30, 2013, the Fund had $124,200,000 of borrowings outstanding per the credit agreement. For the period ended June 30, 2013, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $105,302,762 and the weighted average interest rate was 1.05%.

7. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

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28	Western Asset Mortgage Defined Opportunity Fund Inc. 2013 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Mortgage Defined Opportunity Fund Inc. was held on April 26, 2013, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the meeting:

Election of directors

Nominees	Votes For	Votes Withheld
Riordan Roett	7,263,628	140,822
Jeswald W. Salacuse	7,234,135	170,315
Eileen A. Kamerick	7,263,628	140,822

At June 30, 2013, in addition to Riordan Roett, Jeswald W. Salacuse and Eileen A. Kamerick, the other Directors of the Fund were as follows:

Carol L. Colman
Daniel P. Cronin
Paolo M. Cucchi
Leslie H. Gelb
Kenneth D. Fuller*
William R. Hutchinson

*      Effective May 31, 2013, R. Jay Gerken retired as Chairman, President and Chief Executive Officer of the Fund. Effective June 1, 2013, Kenneth D. Fuller was appointed to the position of Chairman, President and Chief Executive Officer.

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Western Asset Mortgage Defined Opportunity Fund Inc.	29

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends, on your Common Stock will be automatically reinvested by American Stock Transfer & Trust Company LLC, as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by American Stock Transfer & Trust Company LLC, as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock on the record date (or, if the record date is not a NYSE trading day, the immediately preceding trading day) for determining stockholders eligible to receive the relevant dividend or distribution (the “determination date”) is equal to or exceeds 98% of the net asset value per share of the Common Stock, the Fund will issue new Common Stock at a price equal to the greater of

(a) 98% of the net asset value per share at the close of trading on the NYSE on the determination date or

(b) 95% of the market price per share of the Common Stock on the determination date.

(2) If 98% of the net asset value per share of the Common Stock exceeds the market price of the Common Stock on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Stock at the close of trading on the NYSE on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the NYSE on the determination date or (b) 95% of the then current market price per share.

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30	Western Asset Mortgage Defined Opportunity Fund Inc.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan.

You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or by calling the Plan Agent at 877-366-6441. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Upon any termination, you will be sent a certificate or certificates for the full number of shares of Common Stock held for you under the Plan and cash for any fractional share of Common Stock. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. You will be charged a service charge and the Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. The Plan may be amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the amendment or supplement is to be effective. Additional information about the Plan and your account may be obtained from the Plan Agent at 6201 15th Avenue, Brooklyn, New York 11219 or by calling the Plan Agent at 1-888-888-0151.

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Western Asset Mortgage Defined Opportunity Fund Inc.	31

Western Asset

Mortgage Defined Opportunity Fund Inc.

Directors	Western Asset Mortgage Defined Opportunity Fund Inc.	Independent registered public accounting firm
Carol L. Colman	620 Eight Avenue	KPMG LLP
Daniel P. Cronin	49th Floor	345 Park Avenue
Paolo M. Cucchi	New York, NY 10018	New York, NY 10154
Leslie H. Gelb
Kenneth D. Fuller*	Investment manager	Legal counsel
Chairman	Legg Mason Partners Fund	Simpson Thacher & Bartlett LLP
William R. Hutchinson	Advisor, LLC	425 Lexington Avenue
Eileen A. Kamerick**		New York, NY 10017
Riordan Roett	Subadvisers
Jeswald W. Salacuse	Western Asset Management Company	New York Stock Exchange Symbol
	Western Asset Management Company Limited	DMO
Officers
Kenneth D. Fuller*	Custodian
President and	State Street Bank and Trust Company
Chief Executive Officer	1 Lincoln Street
Richard F. Sennett	Boston, MA 02111
Principal Financial Officer
Ted P. Becker	Transfer agent
Chief Compliance Officer	American Stock Transfer & Trust Company
Vanessa A. Williams	6201 15th Avenue
Identity Theft Prevention Officer	Brooklyn, NY 11219
Robert I. Frenkel
Secretary and
Chief Legal Officer
Thomas C. Mandia
Assistant Secretary
Steven Frank
Treasurer
Jeanne M. Kelly
Senior Vice President

*                 Effective June 1, 2013, Mr. Fuller became Chairman, President and Chief Executive Officer.

**          Effective February 1, 2013, Ms. Kamerick became a Director.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•       Personal information included on applications or other forms;

•       Account balances, transactions, and mutual fund holdings and positions;

•       Online account access user IDs, passwords, security challenge question responses; and

•       Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•       Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•       Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•       The Funds’ representatives such as legal counsel, accountants and auditors; and

•       Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Mortgage Defined Opportunity Fund Inc.

Western Asset Mortgage Defined Opportunity Fund Inc.
620 Eighth Avenue
49th Floor
New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market price shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) on the Fund’s website at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Mortgage Defined Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock
Transfer & Trust Company
6201 15th Avenue
Brooklyn, NY 11219

WASX012835 8/13 SR13-2003

ITEM 2.                                                  CODE OF ETHICS.

Not applicable.

ITEM 3.                                                  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.                                                  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.                                                  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                                                  SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.                                                  DISCLOSURE OF PROXY VOITNG POLIIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8(b)                                    INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Effective June 20, 2013, Dennis J. McNamara and Greg E. Handler became part of the portfolio management team of the Fund.

NAME AND	LENGTH OF	PRINCIPAL OCCUPATION(S) DURING
ADDRESS	TIME SERVED	PAST 5 YEARS

Dennis J. McNamara Western Asset 385 East Colorado Blvd. Pasadena, CA 91101	Since June 20, 2013	Responsible for the day-to-day management with other members of the Fund’s portfolio management team; portfolio manager at Western Asset since 2001.

Greg E. Handler. Western Asset 385 East Colorado Blvd. Pasadena, CA 91101	Since June 20, 2013	Responsible for the day-to-day management with other members of the Fund’s portfolio management team; research analyst/portfolio manager at Western Asset since 2002.

The following tables set forth certain additional information with respect to the above named fund’s investment professional responsible for the day-to-day management with other members of the Fund’s portfolio management team for the fund. Unless noted otherwise, all information is provided as of June 30, 2013.

Other Accounts Managed by Investment Professional

The table below identifies the number of accounts (other than the fund) for which the below named fund’s investment professional has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

	Registered	Other Pooled
Investment	Investment	Investment	Other
Professional(s)	Companies	Vehicles	Accounts

Dennis McNamara	36 registered investment companies with $139.3 billion in total assets under management	30 Other pooled investment vehicles with $11.6 billion in assets under management*	156 Other accounts with $47.7 billion in total assets under management**

Greg Handler	None	None	None

*                          Includes 2 accounts managed, totaling $293 million, for which advisory fee is performance based.

**                   Includes 8 accounts managed, totaling $1.4 billion, for which advisory fee is performance based.

Investment Professional Compensation

With respect to the compensation of the investment professionals, Western Asset’s compensation system assigns each employee a total compensation range, which is derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, the subadviser’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the subadviser, and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. The principal factor considered is an investment professional’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and with respect to a fund, the benchmark set forth in the fund’s Prospectus to which the fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). Performance is reviewed on a 1, 3 and 5 year basis for compensation—with 3 years having the most emphasis. The subadviser may also measure an investment professional’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because investment professionals are generally responsible for multiple accounts (including the funds) with similar investment strategies, they are generally compensated on the performance of the aggregate group of similar accounts, rather than a specific account. Other factors that may be considered when making bonus decisions include client service, business development, length of service to the subadviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the subadviser’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.

Potential Conflicts of Interest

Conflicts of Interest

The manager, the subadviser and investment professionals have interests which conflict with the interests of the fund. There is no guarantee that the policies and procedures adopted by the manager, the subadviser and the fund will be able to identify or mitigate these conflicts of interest.

Some examples of material conflicts of interest include:

Allocation of Limited Time and Attention. An investment professional who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. An investment professional may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those funds and accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. Such an investment professional may make general determinations across multiple funds, rather than tailoring a unique approach for each fund. The effects of this conflict may be more pronounced where funds and/or accounts overseen by a particular investment professional have different investment strategies.

Allocation of Limited Investment Opportunities; Aggregation of Orders. If an investment professional identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the fund’s ability to take full advantage of the investment opportunity. Additionally, the subadviser may aggregate transaction orders for multiple accounts for purpose of execution. Such aggregation may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. In addition, the subadviser’s trade allocation policies may result in the fund’s orders not being fully executed or being delayed in execution.

Pursuit of Differing Strategies. At times, an investment professional may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the investment professional may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. For example, an investment professional may determine that it would be in the interest of another account to sell a security that the fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

Cross Trades. Investment professionals may manage funds that engage in cross trades, where one of the manager’s funds or accounts sells a particular security to another fund or account managed by the same manager. Cross trades may pose conflicts of interest because of, for example, the possibility that one account sells a security to another account at a higher price than an independent third party would pay or otherwise enters into a transaction that it would not enter into with an independent party, such as the sale of a difficult-to-obtain security.

Selection of Broker/Dealers. Investment professionals may select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide the subadviser with brokerage and research services, These services may be taken into account in the selection of brokers and dealers whether a broker is being selected to effect a trade on an agency basis for a commission or (as is normally the case for the funds) whether a dealer is being selected to effect a trade on a principal basis. This may result in the payment of higher brokerage fees and/or execution at a less favorable price than might have otherwise been available. The services obtained may ultimately be more beneficial to certain of the manager’s funds or accounts than to others (but not necessarily to the funds that pay the increased commission or incur the less favorable execution). A decision as to the selection of brokers and dealers could therefore yield disproportionate costs and benefits among the funds and/or accounts managed.

Variation in Financial and Other Benefits. A conflict of interest arises where the financial or other benefits available to an investment professional differ among the funds and/or accounts that he or she manages. If the amount or structure of the investment manager’s management fee and/or an investment professional’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the investment professional might be motivated to help certain funds and/or accounts over others. Similarly, the desire to maintain assets under management or to enhance the investment professional’s performance record or to derive other rewards, financial or otherwise, could influence the investment professional in affording preferential treatment to those funds and/or accounts that could most significantly benefit the investment professional. An investment professional may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such funds and/or accounts. Also, an investment professional’s or the manager’s or the subadviser’s desire to increase assets under management could influence the investment professional to keep a fund open for new investors without regard to potential benefits of closing the fund to new investors. Additionally, the investment professional might be motivated to favor funds and/or accounts in which he or she has an ownership interest or in which the investment manager and/or its affiliates have ownership interests. Conversely, if an investment professional does not personally hold an investment in the fund, the investment professional’s conflicts of interest with respect to the fund may be more acute.

Related Business Opportunities. The investment manager or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, an investment professional may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Investment Professional Securities Ownership

The table below identifies the dollar range of securities beneficially owned by the named investment professional as of June 30, 2013.

Investment Professional	Dollar Range of Portfolio Securities Beneficially Owned
Dennis McNamara	E
Greg E. Handler	A

Dollar Range ownership is as follows:
A: none
B: $1 - $10,000
C: 10,001 - $50,000
D: $50,001 - $100,000
E: $100,001 - $500,000

F: $500,001 - $1 million
G: over $1 million

Not applicable.

ITEM 9.                                                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                                           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                                           CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.                                           EXHIBITS.

(a)   (1)               Not applicable.

Exhibit 99.CODE ETH

(a) (2)    Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By:	/s/Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Western Asset Mortgage Defined Opportunity Fund Inc.

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Western Asset Mortgage Defined Opportunity Fund Inc.

Date:	August 28, 2013

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Western Asset Mortgage Defined Opportunity Fund Inc.

Date:	August 28, 2013